Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Schedule of financial assets measured at fair value on a recurring basis
	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$12,929	$-	$12,929
Convertible bonds	-	1,209	-	1,209

Total financial assets	$-	$14,138	$-	$14,138

Liabilities:
Contingent consideration	$-	$-	$1,333	$1,333

Total financials liabilities	$-	$-	$1,333	$1,333

	June 30, 2018
	Fair value measurements using input type Unaudited
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$10,753	$-	$10,753
Convertible bonds	-	1,166	-	1,166

Total financial assets	$-	$11,919	$-	$11,919

Liabilities:
Contingent consideration	$-	$-	$504	$504

Total financials liabilities	$-	$-	$504	$504

Schedule of fair value measurements using significant unobservable inputs
	June 30,	December 31,
	2018	2017
	Unaudited

Opening balance	$1,333	$3,088
Payment of contingent consideration	(946)	(2,109)
Increase in fair value of contingent consideration	139	1,587
Decrease in fair value of contingent consideration	-	(1,287)
Decrease in liability against other receivables	-	(118)
Amortization of interest and exchange rate	(22)	172

Closing balance	$504	$1,333